AB Tax-Aware Fixed Income Opportunities Portfolio

Portfolio of Investments

January 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.9%
Long-Term Municipal Bonds – 83.8%
Alabama – 1.9%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	$1,000	$1,001,676
Series 2022-F 5.50%, 11/01/2053	2,000	2,148,078
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	110	117,506
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.301% (SOFR + 2.42%), 01/01/2053(a)	2,000	2,066,036
5.50%, 01/01/2053	1,000	1,088,629
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	1,185	1,086,366

		7,508,291

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	135	150,715

Arizona – 1.3%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(b) (c) (d)	1,000	650,000
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(b)	100	79,113
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,118,292
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	1,000	833,448
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.521%, 07/01/2036	1,000	772,866
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	100	100,769

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 6.75%, 11/15/2042(b)	$250	$261,063
7.00%, 11/15/2057(b)	250	259,463
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(b)	150	126,776

		5,201,790

Arkansas – 0.3%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) Series 2020 5.00%, 09/01/2044	1,000	1,015,704
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052(b)	200	199,407

		1,215,111

California – 8.2%
Alameda Corridor Transportation Authority Series 2022-A Zero Coupon, 10/01/2049	1,000	498,874
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	300	259,243
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.511% (SOFR + 1.63%), 07/01/2053(a)	2,000	2,006,689
5.00%, 07/01/2053	1,000	1,070,527
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)	1,000	878,665
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	250	219,288
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	500	355,980
4.00%, 08/01/2046(b)	500	422,757
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	1,000	708,883

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(b)	$2,500	$160,922
5.50%, 02/01/2040(b)	1,000	949,214
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050	3,000	2,999,927
7.75%, 01/01/2050(b)	590	590,654
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2040	250	257,223
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2047	1,000	1,012,909
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	1,000	1,102,490
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(b)	250	250,458
Series 2019 5.00%, 11/21/2045(b)	1,000	1,013,746
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2052(b)	1,000	1,020,594
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	1,000	1,083,409
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(b)	1,000	1,003,047
5.25%, 12/01/2056(b)	450	450,792
City of Los Angeles Department of Airports Series 2020-C 5.00%, 05/15/2039	1,000	1,085,090
Series 2022 4.00%, 05/15/2047	1,000	973,260
5.25%, 05/15/2047	2,000	2,184,180
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(b)	400	327,042

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(b)	$310	$219,923
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)	250	219,476
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(b)	1,000	693,898
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)	250	184,172
4.00%, 05/01/2057(b)	350	257,503
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)	400	351,041
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(b)	200	156,249
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(b)	500	443,857
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(b)	100	73,828
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)	500	358,589
4.00%, 07/01/2058(b)	200	143,800
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)	300	215,609
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	1,000	709,429
4.00%, 12/01/2056(b)	400	302,354

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	$1,000	$784,406
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)	1,000	717,874
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	500	343,637
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	1,000	905,788
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(b)	1,000	821,217
River Islands Public Financing Authority Series 2022 5.75%, 09/01/2052	1,000	1,003,511
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2044	1,000	1,050,209
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	200	35,462
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.) Series 2006 Zero Coupon, 06/01/2046	1,000	195,751

		33,073,446

Colorado – 1.9%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	500	460,026
Centerra Metropolitan District No 1 Series 2022 6.50%, 12/01/2053	500	508,210
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	615	616,747
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2062	1,000	1,012,928

	Principal Amount (000)	U.S. $ Value

Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	$1,000	$813,697
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2049	100	81,531
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	250	190,384
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041(e)	100	81,058
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group) Series 2015-B 5.00%, 09/01/2030	200	208,682
Copper Ridge Metropolitan District Series 2019 5.00%, 12/01/2039	500	468,936
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(b)	250	191,003
E-470 Public Highway Authority Series 2021-B 3.231% (SOFR + 0.35%), 09/01/2039(a)	1,000	995,728
Four Corners Business Improvement District Series 2022 6.00%, 12/01/2052	500	466,877
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	488	401,541
Pueblo Urban Renewal Authority Series 2021-B Zero Coupon, 12/01/2025(b)	260	222,258
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No 3) Series 2022 6.50%, 12/01/2042	500	512,251
Vauxmont Metropolitan District AGM Series 2019 5.00%, 12/15/2028	380	409,550
AGM Series 2020 5.00%, 12/01/2050	100	104,472

		7,745,879

Connecticut – 1.0%
City of New Haven CT Series 2018-A 5.50%, 08/01/2038	615	671,003

	Principal Amount (000)	U.S. $ Value

Connecticut State Health & Educational Facilities Authority Series 2023-A 2.80%, 07/01/2048(e)	$2,200	$2,196,976
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group (The)) Series 2022 4.00%, 07/01/2037	1,000	980,680
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053	100	104,646

		3,953,305

District of Columbia – 0.6%
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2041	100	101,501
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	2,500	236,469
Metropolitan Washington Airports Authority Dulles Toll Road Revenue AGM Series 2022 4.00%, 10/01/2052	2,000	1,945,570

		2,283,540

Florida – 6.0%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	1,000	884,591
Bexley Community Development District Series 2016 4.875%, 05/01/2047	100	93,489
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 5.00%, 07/01/2056(b)	1,000	928,187
City of Palmetto FL (Renaissance Arts and Education, Inc.) Series 2022 5.375%, 06/01/2057	1,000	1,016,000
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2053	1,000	226,241
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.75%, 08/15/2055	200	175,670
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015-A 5.00%, 06/01/2028	780	823,403

	Principal Amount (000)	U.S. $ Value

County of Miami-Dade FL Aviation Revenue Series 2015-A 5.00%, 10/01/2031	$265	$276,536
County of Miami-Dade Seaport Department Series 2013-A 6.00%, 10/01/2038 (Pre-refunded/ETM)	5,000	5,118,275
Series 2023-A 5.25%, 10/01/2052(e)	1,000	1,068,607
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2036	230	115,525
Florida Development Finance Corp. Series 2022 2.90%, 12/01/2056 (Pre-refunded/ETM)	3,000	2,998,192
Florida Development Finance Corp. (Assistance Unlimited, Inc,) Series 2022 6.00%, 08/15/2057(b)	350	334,806
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(b)	500	451,035
Florida Development Finance Corp. (Cornerstone Charter Academy, Inc.) Series 2022 5.00%, 10/01/2042(b)	1,000	981,520
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 4.00%, 07/01/2051(b)	100	79,164
Florida Development Finance Corp. (IDEA Florida, Inc.) Series 2022 5.25%, 06/15/2029(b)	100	100,536
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2055	1,000	968,880
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 5.75%, 06/15/2047	1,000	1,045,905
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052	500	448,913
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.50%, 07/01/2061(b)	1,000	908,633
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037	100	103,624

	Principal Amount (000)	U.S. $ Value

Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042(e)	$250	$220,610
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	936,361
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	200	152,107
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(b)	100	97,762
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2052	2,000	2,058,777
Pinellas County Industrial Development Authority Series 2019 5.00%, 07/01/2039	505	503,069
Town of Davie FL (Nova Southeastern University, Inc.) Series 2018 5.00%, 04/01/2048	530	547,781
Village Community Development District No. 13 Series 2019 3.55%, 05/01/2039	610	510,557

		24,174,756

Georgia – 2.0%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2025	145	145,666
5.00%, 07/01/2031	1,065	1,051,802
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	1,000	963,821
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	3,215	3,234,312
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	100	106,088
Series 2022 5.50%, 07/01/2063	1,500	1,570,690
AGM Series 2023 5.00%, 07/01/2064	1,000	1,046,987

		8,119,366

	Principal Amount (000)	U.S. $ Value

Guam – 0.7%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	$1,000	$804,995
Guam Power Authority Series 2022-A 5.00%, 10/01/2043	500	526,863
Territory of Guam Series 2019 5.00%, 11/15/2031	195	209,418
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	200	200,274
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2029	1,000	1,089,006

		2,830,556

Illinois – 5.9%
Chicago Board of Education Series 2012-A 5.00%, 12/01/2042	240	239,504
Series 2012-B 5.00%, 12/01/2033	1,000	999,946
Series 2019-A 5.00%, 12/01/2029	100	106,227
5.00%, 12/01/2030	100	105,290
Series 2019-B 5.00%, 12/01/2033	100	104,614
Series 2021-A 5.00%, 12/01/2033	1,000	1,057,447
Series 2022-B 4.00%, 12/01/2041	2,000	1,813,133
Chicago O’Hare International Airport Series 2015-C 5.00%, 01/01/2034	335	345,913
Series 2017-B 5.00%, 01/01/2035	725	782,087
Series 2018-A 5.00%, 01/01/2053	1,000	1,031,993
Series 2022 5.50%, 01/01/2055	5,000	5,448,176
Illinois Finance Authority (Clark-Lindsey Village Obligated Group) Series 2022-A 5.50%, 06/01/2057	1,000	927,525
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	100	90,469
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.50%, 10/01/2047	1,000	1,015,958

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	$77	$45,689
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2035	250	257,405
Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(b)	1,000	1,008,214
7.17%, 11/01/2038	100	104,157
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	600	605,888
Series 2020 5.00%, 06/15/2050	640	649,599
Series 2022 4.00%, 12/15/2042	1,000	935,339
State of Illinois Series 2010 7.35%, 07/01/2035	232	250,211
Series 2013 5.50%, 07/01/2025	270	273,070
Series 2016 5.00%, 02/01/2024	375	382,957
Series 2017-D 5.00%, 11/01/2026	930	991,718
Series 2018-A 5.00%, 10/01/2027	1,000	1,076,831
Series 2019-B 5.00%, 11/01/2031	1,000	1,083,896
Series 2022-A 5.50%, 03/01/2047	1,000	1,073,403
Series 2022-C 5.50%, 10/01/2045	1,000	1,080,809

		23,887,468

Indiana – 1.4%
City of Fort Wayne IN Series 2022 9.00%, 12/01/2044(b)	1,035	1,043,757
10.75%, 12/01/2029	140	139,867
City of Valparaiso IN (Green Oaks of Valparaiso LLC) Series 2021 5.375%, 12/01/2041(b)	150	120,551
Indiana Finance Authority Series 2013-A 5.00%, 07/01/2040 (Pre-refunded/ETM)	100	100,888
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(b)	1,110	853,470
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	100	109,157

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043	$1,000	$784,146
Series 2023-2 4.00%, 11/15/2037(e)	100	80,440
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2030	190	192,152
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	165	142,893
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	1,000	976,679
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(b)	1,000	823,311
Series 2021-B 4.00%, 04/01/2024	100	97,440

		5,464,751

Iowa – 2.7%
Iowa Finance Authority Series 2022-E 3.81% (SOFR + 0.80%), 01/01/2052(a)	5,000	4,931,757
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050	2,000	2,040,356
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2017 5.00%, 08/01/2023	2,500	2,532,765
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group) Series 2018-A 5.00%, 05/15/2043	500	441,739
5.00%, 05/15/2048	325	277,704
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	115	105,550
4.00%, 12/01/2041	170	141,016
4.00%, 12/01/2046	115	90,819
4.00%, 12/01/2051	205	156,892

		10,718,598

	Principal Amount (000)	U.S. $ Value

Kansas – 0.1%
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(b)	$100	$104,085
6.50%, 11/15/2042(b)	300	309,752

		413,837

Kentucky – 1.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 4.00%, 02/01/2034	385	390,055
City of Henderson KY (Pratt Paper LLC) Series 2022 3.70%, 01/01/2032(b)	325	319,416
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2037	175	184,512
Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	1,000	1,002,489
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2039	160	157,941
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	65	56,203
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	425	442,508
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(b)	130	130,641
5.75%, 11/01/2040(b)	600	616,404
Series 2022-B 6.75%, 11/01/2040(b)	100	102,599
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	600	601,122
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033	225	238,768

		4,242,658

	Principal Amount (000)	U.S. $ Value

Louisiana – 1.1%
City of New Orleans LA Water System Revenue Series 2014 5.00%, 12/01/2034 (Pre-refunded/ETM)	$100	$104,828
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2036	675	714,218
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 6.125%, 06/01/2052(b)	1,025	1,040,242
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023(c) (d) (f)	250	2
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	1,335	1,377,835
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2043	215	221,583
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(b)	100	108,639
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 3.51% (SOFR + 0.50%), 05/01/2043(a)	995	974,474

		4,541,821

Maine – 0.0%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(b)	100	100,809

Maryland – 2.6%
City of Baltimore MD (East Baltimore Research Park Project) Series 2017-A 5.00%, 09/01/2038	150	151,946
Maryland Economic Development Corp. (Air Cargo Obligated Group) Series 2019 4.00%, 07/01/2044	600	542,141
Maryland Economic Development Corp. (Bowie State University) Series 2020 5.00%, 07/01/2055	1,000	1,023,420

	Principal Amount (000)	U.S. $ Value

Maryland Economic Development Corp. (Maryland Economic Development Corp. Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	$1,000	$1,109,983
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2047	1,000	1,030,202
5.25%, 06/30/2052	1,000	1,027,520
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2036	500	520,809
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	1,500	1,686,157
State of Maryland Department of Transportation Series 2022-2 5.00%, 12/01/2023	3,500	3,576,444

		10,668,622

Massachusetts – 0.7%
Commonwealth of Massachusetts AGC Series 2007-A 3.545% (LIBOR 3 Month + 0.57%), 05/01/2037(a)	1,300	1,277,026
Massachusetts Development Finance Agency (Merrimack College) Series 2014 5.125%, 07/01/2044	620	626,155
Massachusetts Development Finance Agency (Wellforce Obligated Group) Series 2019-A 5.00%, 07/01/2044	1,000	1,000,000

		2,903,181

Michigan – 2.0%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044	245	184,314
Series 2018 5.00%, 04/01/2038	75	76,270
Series 2021-A 5.00%, 04/01/2046	2,000	1,981,352
Series 2021-B 3.644%, 04/01/2034	200	164,117
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 3.794% (LIBOR 3 Month + 0.60%), 07/01/2032(a)	1,000	979,195

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	$1,000	$883,616
Michigan State Building Authority (Michigan State Building Authority Lease) Series 2013-I 5.00%, 10/15/2029	2,000	2,038,017
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) AGM Series 2018 4.125%, 06/30/2035	1,610	1,627,027
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	7,750	323,179

		8,257,087

Minnesota – 1.2%
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) Series 2019 5.00%, 08/01/2049	105	100,543
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	100	86,756
4.00%, 07/01/2041	100	82,361
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051(b)	100	71,632
4.00%, 06/01/2056(b)	100	69,463
Minneapolis Special School District No 1 Series 2014-D 5.00%, 02/01/2023	4,390	4,390,000

		4,800,755

Mississippi – 0.5%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(g)	500	500,571
Mississippi Business Finance Corp. (Enviva, Inc.) Series 2022 7.75%, 07/15/2047	270	272,923
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(b)	1,000	937,442
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	250	257,029

		1,967,965

	Principal Amount (000)	U.S. $ Value

Missouri – 0.1%
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(b)	$180	$157,882
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	300	254,228

		412,110

Nevada – 0.5%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	2,000	253,916
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(b)	525	477,011
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 3.70%, 01/01/2050	1,100	1,100,184

		1,831,111

New Hampshire – 0.0%
New Hampshire Business Finance Authority Series 2022-2 0.35%, 09/20/2036	1,000	24,467

New Jersey – 2.7%
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	1,100	974,731
New Jersey Economic Development Authority Series 2019 5.25%, 04/01/2026	1,000	1,077,449
Series 2023 5.397%, 03/01/2033	1,000	1,019,114
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	210	212,219
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2020-A 5.00%, 07/01/2045	100	103,893

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	$280	$295,730
New Jersey Transportation Trust Fund Authority Series 2018-A 5.00%, 12/15/2035	340	368,490
Series 2022-A 5.00%, 06/15/2033	1,000	1,159,802
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	550	591,622
New Jersey Turnpike Authority Series 2017-B 5.00%, 01/01/2032	540	607,265
South Jersey Transportation Authority BAM Series 2022 5.25%, 11/01/2052	1,000	1,101,613
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	3,500	3,533,938

		11,045,866

New Mexico – 0.4%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	1,000	833,687
Winrock Town Center Tax Increment Development District No. 1 Series 2022 3.75%, 05/01/2028(b)	867	820,538

		1,654,225

New York – 8.7%
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(b)	400	362,243
Build NYC Resource Corp. (Kipp NYC Public Charter Schools) Series 2023 5.25%, 07/01/2062	1,000	1,036,840
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.50%, 06/15/2057	2,000	2,015,878
Metropolitan Transportation Authority Series 2020-A 5.00%, 02/01/2023	2,000	2,000,000
5.00%, 11/15/2045	1,000	1,092,319
Series 2020-C 4.75%, 11/15/2045	1,000	997,309
5.00%, 11/15/2050	1,000	1,024,457
Series 2020-E 4.00%, 11/15/2026	1,155	1,186,854
Series 2021-D 3.211% (SOFR + 0.33%), 11/01/2035(a)	900	897,810

	Principal Amount (000)	U.S. $ Value

Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	$550	$486,156
Monroe County Industrial Development Corp/NY (Academy of Health Sciences Charter School) Series 2022 6.00%, 07/01/2057(b)	1,000	1,002,074
New York City Transitional Finance Authority Building Aid Revenue Series 2018-S 5.00%, 07/15/2032	865	983,843
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2018 5.00%, 08/01/2023	1,000	1,013,106
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	350	50,929
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(b)	1,000	1,014,412
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014-A 5.00%, 02/15/2028	425	436,918
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2057	2,000	2,001,501
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	275	267,167
Series 2020 4.375%, 10/01/2045	1,000	947,075
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	150	150,852
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.917%, 05/15/2040	500	378,112
Series 2022-A 5.00%, 08/15/2024	5,000	5,185,290
Series 2022-E 3.596%, 04/01/2026(h)	10,000	10,102,251
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	120	99,398

	Principal Amount (000)	U.S. $ Value

Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 2.875%, 07/01/2026(b)	$250	$241,298
Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(b)	100	75,751

		35,049,843

North Carolina – 0.4%
Fayetteville State University Series 2023 5.00%, 04/01/2038(b)	1,045	1,121,905
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	500	532,397

		1,654,302

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(b) (c) (d)	100	55,000

Ohio – 1.9%
American Municipal Power, Inc. Series 2020 4.00%, 02/15/2044	1,000	969,448
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	2,630	2,507,751
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	175	176,287
Cleveland-Cuyahoga County Port Authority Series 2021 4.00%, 12/01/2055(b)	490	414,512
County of Cuyahoga OH (County of Cuyahoga OH Lease) Series 2014 5.00%, 12/01/2028	365	374,429
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	205	207,502
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.125%, 12/01/2049	100	89,495
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(b) (c) (d)	100	35,000

	Principal Amount (000)	U.S. $ Value

County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	$1,000	$1,023,866
6.75%, 12/01/2052	250	253,893
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(b)	1,000	723,813
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	580	538,735
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 01/15/2038(b)	185	179,414
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056	100	96,785

		7,590,930

Oklahoma – 1.1%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2039	505	416,353
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2049	1,180	1,182,383
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.25%, 08/15/2048	1,000	918,714
5.50%, 08/15/2052	1,000	968,620
Series 2022-A 5.50%, 08/15/2044	1,000	985,064

		4,471,134

Oregon – 0.2%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.375%, 11/15/2055	1,000	926,866

Other – 0.1%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(b)	375	313,282

Pennsylvania – 3.7%
Allentown Neighborhood Improvement Zone Development Authority Series 2022 5.25%, 05/01/2042(b)	500	492,980

	Principal Amount (000)	U.S. $ Value

Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	$1,000	$904,186
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	1,000	768,666
5.00%, 07/01/2054	250	232,121
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(b)	250	250,440
Lancaster County Hospital Authority/PA (St Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	891,056
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,073,115
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	1,000	860,463
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	100	91,128
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.25%, 06/30/2053	1,000	1,049,616
AGM Series 2022 5.00%, 12/31/2057	1,000	1,045,296
5.75%, 12/31/2062	1,000	1,098,205
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(b)	510	386,605
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	1,000	982,897
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038	100	101,037

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.36% (MUNIPSA + 0.70%), 11/15/2047(a)	$1,000	$970,203
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2036	200	212,416
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2054	100	101,000
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(b)	1,000	1,002,731
School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044(h)	1,350	1,455,702

		14,969,863

Puerto Rico – 3.0%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	2,600	187,388
Series 2008-B Zero Coupon, 05/15/2057	5,000	295,235
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	41	38,602
Zero Coupon, 07/01/2033	779	450,942
4.00%, 07/01/2033	2,623	2,452,759
4.00%, 07/01/2035	111	100,644
4.00%, 07/01/2037	95	84,154
4.00%, 07/01/2041	129	111,188
4.00%, 07/01/2046	134	112,122
5.25%, 07/01/2023	69	69,164
5.375%, 07/01/2025	242	247,858
5.625%, 07/01/2027	286	299,602
5.625%, 07/01/2029	284	301,772
5.75%, 07/01/2031	270	292,820
Series 2022-A Zero Coupon, 11/01/2051	2,695	1,185,800
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043	2,973	1,311,742
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	118	99,540
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	110	110,563
5.25%, 07/01/2041	125	125,788
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024	60	61,127

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(c) (d)	$85	$59,288
5.00%, 07/01/2037(c) (d)	245	170,887
Series 2008-W 5.00%, 07/01/2028(c) (d)	245	170,887
Series 2008-WW 5.375%, 07/01/2024(c) (d)	125	87,656
Series 2010-A 5.25%, 07/01/2029(c) (d)	100	70,000
5.25%, 07/01/2030(c) (d)	15	10,500
Series 2010-C 5.00%, 07/01/2024(c) (d)	25	17,438
5.25%, 07/01/2028(c) (d)	175	122,500
Series 2010-DDD 5.00%, 07/01/2021(c) (i)	15	10,313
Series 2010-X 5.25%, 07/01/2040(c) (d)	340	238,000
5.75%, 07/01/2036(c) (d)	125	88,125
Series 2010-ZZ 5.25%, 07/01/2024(c) (d)	40	28,000
Series 2012-A 5.00%, 07/01/2029(c) (d)	50	34,875
5.00%, 07/01/2042(c) (d)	10	6,975
AGM Series 2007-V 5.25%, 07/01/2031	375	376,754
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	580	558,250
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	350	355,835
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	6	5,648
Zero Coupon, 07/01/2027	17	14,017
Zero Coupon, 07/01/2029	17	12,720
Zero Coupon, 07/01/2046	2,111	579,695
Series 2019-A 4.329%, 07/01/2040	440	421,222
5.00%, 07/01/2058	867	854,211

		12,232,606

South Carolina – 0.5%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	150	146,055
5.26%, 11/01/2032	100	99,165
5.41%, 11/01/2039	310	304,284
6.28%, 11/01/2039	100	98,262

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(b)	$100	$76,866
6.50%, 06/01/2051(b)	300	220,188
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 Zero Coupon, 06/01/2052	415	297,624
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2036	265	274,274
Series 2022 4.00%, 12/01/2046	329	315,385
4.00%, 12/01/2049	220	208,093

		2,040,196

Tennessee – 1.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	370	355,564
5.125%, 12/01/2042(b)	1,000	935,528
Series 2016-B Zero Coupon, 12/01/2031(b)	150	92,869
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	30	29,952
4.00%, 08/01/2038	100	99,470
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(b)	200	202,568
9.50%, 11/01/2052(b)	400	405,069
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	250	209,345
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(b) (c) (d)	135	47,250
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	215	225,694
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 Zero Coupon, 06/01/2043(b)	1,000	325,347
4.00%, 06/01/2051(b)	100	81,179

	Principal Amount (000)	U.S. $ Value

Tennergy Corp/TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053	$1,000	$1,083,713
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	200	156,356
4.25%, 12/01/2024	200	188,525

		4,438,429

Texas – 7.5%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	250	201,909
Series 2021-B 5.00%, 10/01/2050(b)	500	440,304

Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2021 4.50%, 06/15/2056(b)	500	484,037
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(b)	100	100,903
6.375%, 06/01/2062(b)	250	250,930
Austin Convention Enterprises, Inc. Series 2017-A 5.00%, 01/01/2034	500	519,041
Baytown Municipal Development District (Baytown Municipal Development District Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(b)	400	346,381
Board of Regents of the University of Texas System Series 2016-E 5.00%, 08/15/2023	1,000	1,014,442
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(b)	500	492,010
Central Texas Regional Mobility Authority Series 2021-B 5.00%, 01/01/2046	1,000	1,086,425
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments LLC) Series 2022 Zero Coupon, 12/01/2062(b)	4,760	339,686
6.00%, 12/01/2062	555	582,839

	Principal Amount (000)	U.S. $ Value

City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments LLC) Series 2022 6.00%, 12/01/2062(b)	$270	$272,618
6.25%, 12/01/2054(b)	100	94,976
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	160	163,776
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046	1,000	1,095,202
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,000	989,365
Dallas Area Rapid Transit Series 2014-A 5.00%, 12/01/2025 (Pre-refunded/ETM)	580	607,467
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(b)	100	100,108
Decatur Hospital Authority Series 2021 4.00%, 09/01/2044	1,000	845,764
Grand Parkway Transportation Corp. Series 2018 5.00%, 02/01/2023 (Pre-refunded/ETM)	12,045	12,045,000
Hidalgo County Regional Mobility Authority Series 2022-A 4.00%, 12/01/2037	1,600	1,539,190
Series 2022-B
Zero Coupon, 12/01/2042	1,400	476,724
Love Field Airport Modernization Corp. (Dallas Love Field) Series 2015 5.00%, 11/01/2032	500	524,059
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	450	446,962
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	84,489
Series 2022 4.00%, 01/01/2047	100	73,149
5.00%, 01/01/2057	200	163,993
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	1,000	1,000,919

	Principal Amount (000)	U.S. $ Value

Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(b)	$100	$74,526
Series 2021 2.625%, 01/01/2031(b)	300	242,386
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2025(c) (d)	675	270,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(c) (d)	456	296,492
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2019 5.00%, 06/30/2058	3,000	3,035,932

		30,302,004

Utah – 0.6%
City of Salt Lake City UT Airport Revenue Series 2018-A 5.00%, 07/01/2048(h)	1,000	1,033,554
Military Installation Development Authority Series 2021-A 4.00%, 06/01/2052	500	383,561
Utah Infrastructure Agency Series 2022 5.00%, 10/15/2046	1,000	971,745

		2,388,860

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2022 5.00%, 06/01/2052(b)	500	502,361

Virginia – 2.4%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	320	317,542
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2022 1.65%, 12/01/2041	2,000	1,943,380
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047	1,000	1,064,103
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	165	160,019

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	$1,000	$904,938
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2034	2,000	2,036,086
Virginia Small Business Financing Authority (Pure Salmon Virginia, LLC) Series 2022 3.50%, 11/01/2052	2,000	2,000,551
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 7.677%, 06/01/2029(b)	530	515,777
8.50%, 06/01/2042(b)	615	585,321

		9,527,717

Washington – 1.8%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	280	288,961
Port of Seattle WA Series 2015-C 5.00%, 04/01/2033	510	523,368
Series 2021 4.00%, 08/01/2040	1,000	985,049
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	1,000	999,988
Washington Economic Development Finance Authority (Mura Cascade ELP LLC) Series 2022 3.90%, 12/01/2042(b)	2,500	2,503,179
Washington State Convention Center Public Facilities District Series 2021 4.00%, 07/01/2031	235	220,351
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.25%, 01/01/2043(b)	1,000	897,405
Series 2019-A 5.00%, 01/01/2055(b)	1,000	780,414
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014-A 7.375%, 01/01/2044 (Pre-refunded/ETM)(b)	200	208,353

		7,407,068

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.2%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(b)	$250	$201,508
Monongalia County Commission Excise Tax District Series 2022-A 6.25%, 06/01/2024	250	250,911
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035	385	355,707

		808,126

Wisconsin – 3.6%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(b)	200	154,871
UMA Education, Inc. Series 2019 5.00%, 10/01/2025(b)	100	101,411
5.00%, 10/01/2027(b)	130	132,480
5.00%, 10/01/2029(b)	100	101,865
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)	200	204,260
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	1,000	1,077,340
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	100	76,337
4.00%, 01/01/2057	1,000	718,221
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	100	81,076
Wisconsin Health & Educational Facilities Authority (St. John’s Communities, Inc. Obligated Group) Series 2022 4.00%, 09/15/2036	775	689,889
4.00%, 09/15/2041	765	653,850
4.00%, 09/15/2045	650	531,941
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(b)	100	88,975
Series 2022-A 3.875%, 12/01/2039(b)	460	407,081
Wisconsin Public Finance Authority Series 2022 6.00%, 02/01/2062(b)	1,000	988,212

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 3.75%, 06/01/2030(b)	$350	$317,976
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(b)	1,000	922,791
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-C 4.30%, 11/01/2030	100	97,739
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(b)	500	511,562
6.625%, 02/01/2046(b)	375	358,626
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	1,315	1,318,680
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 02/01/2023(b)	600	600,000
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.) Series 2017-A 5.25%, 05/15/2042(b)	130	121,753
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(b)	295	225,689
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	1,000	1,032,457
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2050(b)	200	188,137
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(b)	500	334,423
Series 2022 4.00%, 06/01/2049(b)	100	70,417
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2034	1,300	1,304,894
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2062(b)	500	441,048

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2051	$1,000	$800,532

		14,654,533

Total Long-Term Municipal Bonds (cost $352,389,927)		338,525,206

Short-Term Municipal Notes – 13.1%
Arizona – 0.2%
Arizona Industrial Development Authority (Phoenix Children’s Hospital) Series 2019 1.20%, 02/01/2048(j)	635	635,000

Colorado – 1.5%
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County, Inc.) Series 2008 1.25%, 02/01/2038(j)	2,000	2,000,000
Colorado Educational & Cultural Facilities Authority (Mandel Jewish Community Center of Cleveland (The)) Series 2008 1.25%, 09/01/2038(j)	500	500,000
Colorado Educational & Cultural Facilities Authority (Mandel Jewish Community Center of Cleveland/The) Series 2008 1.25%, 09/01/2038(j)	1,445	1,445,000
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center, Inc.) Series 2012 1.25%, 01/01/2039(j)	2,000	2,000,000

		5,945,000

District of Columbia – 0.7%
District of Columbia (Georgetown University (The)) Series 2016 1.63%, 04/01/2041(j)	1,120	1,120,000
District of Columbia (MedStar Health Obligated Group) Series 2017-A 1.20%, 08/15/2038(j)	1,800	1,800,000

		2,920,000

	Principal Amount (000)	U.S. $ Value

Florida – 1.8%
County of Palm Beach FL (Raymond F Kravis Center for the Performing Arts, Inc. (The)) Series 2002 1.73%, 07/01/2032(j)	$2,650	$2,650,000
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2010 1.65%, 06/01/2048(j)	2,080	2,080,000
Orange County Health Facilities Authority (Nemours Foundation/Florida) Series 2013-B 1.60%, 01/01/2039(j)	2,735	2,735,000

		7,465,000

Idaho – 0.4%
Idaho Health Facilities Authority (St Luke’s Health System Ltd. Obligated Group/ID) Series 2018-C 1.21%, 03/01/2048(j)	1,675	1,675,000

Illinois – 0.8%
Illinois Educational Facilities Authority (Lincoln Park Society (The)) Series 1999 1.70%, 01/01/2029(j)	300	300,000
Illinois Finance Authority (Illinois College) Series 2005 1.65%, 10/01/2030(j)	1,325	1,325,000
Illinois Finance Authority (Latin School of Chicago (The)) Series 2005-B 1.65%, 08/01/2035(j)	385	385,000
Illinois Finance Authority (University of Chicago Medical Center Obligated Group) Series 2010 1.25%, 08/01/2044(j)	1,000	1,000,000
Village of Brookfield IL (Chicago Zoological Society (The)) Series 2008 1.68%, 06/01/2038(j)	275	275,000

		3,285,000

Indiana – 0.1%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2009D 1.30%, 11/01/2039(j)	300	300,000

Iowa – 0.7%
Iowa Finance Authority (Iowa Health System Obligated Group) 1.15%, 07/01/2041(j)	500	500,000

	Principal Amount (000)	U.S. $ Value

Series 2018 1.15%, 02/15/2041(j)	$690	$690,000
1.15%, 07/01/2041(j)	1,600	1,600,000

		2,790,000

Kentucky – 0.1%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016-A 1.76%, 10/01/2039(j)	235	235,000

Louisiana – 0.9%
Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group) Series 2009 1.65%, 07/01/2047(j)	365	365,000
1.83%, 07/01/2047(j)	2,000	2,000,000
2.10%, 07/01/2047(j)	1,290	1,290,000

		3,655,000

Maryland – 0.5%
Maryland Health & Higher Educational Facilities Authority Series 2014-A 1.72%, 04/01/2035(j)	1,000	1,000,000
Series 2014A 1.83%, 04/01/2035(j)	1,000	1,000,000

		2,000,000

Massachusetts – 0.8%
Massachusetts Development Finance Agency (Trustees of Boston University) Series 2013-U 1.15%, 10/01/2042(j)	1,250	1,250,000
Massachusetts Health & Educational Facilities Authority (Baystate Medical Obligated Group) Series 2019-J 1.10%, 07/01/2044(j)	2,000	2,000,000

		3,250,000

Minnesota – 1.2%
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018 1.30%, 11/15/2048(j)	2,000	2,000,000
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2009-B 1.20%, 11/15/2035(j)	1,600	1,600,000

	Principal Amount (000)	U.S. $ Value

Housing & Redevelopment Authority of The City of St Paul Minnesota (Allina Health Obligated Group) Series 2009-C 1.65%, 11/15/2035(j)	$1,200	$1,200,000

		4,800,000

New Jersey – 0.8%
Essex County Improvement Authority (Jewish Community Center of MetroWest, Inc.) Series 2005 1.70%, 07/01/2025(j)	2,165	2,165,000
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008-C 1.55%, 07/01/2036(j)	1,000	1,000,000

		3,165,000

New York – 0.3%
New York City Housing Development Corp. (2 Gold LLC) Series 2008-A 1.55%, 04/15/2036(j)	900	900,000
New York City Housing Development Corp. (BCRE-90 West Street LLC) Series 2006A 1.55%, 03/15/2036(j)	355	355,000

		1,255,000

Ohio – 0.4%
Columbus Regional Airport Authority Series 2005 1.68%, 07/01/2035(j)	1,465	1,465,000

Oregon – 0.1%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 1.21%, 08/01/2034(j)	600	600,000

Rhode Island – 0.4%
Rhode Island Health and Educational Building Corp. (Roger Williams University) Series 2012-B 1.67%, 11/15/2038(j)	850	850,000
1.82%, 11/15/2038(j)	825	825,000

		1,675,000

South Carolina – 0.1%
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 6.00%, 06/01/2023	235	233,271

	Principal Amount (000)	U.S. $ Value

Virginia – 0.5%
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) Series 2004 1.68%, 06/01/2034(j)	$300	$300,000
1.82%, 06/01/2034(j)	1,750	1,750,000

		2,050,000

Washington – 0.6%
Washington State Housing Finance Commission (Panorama/United States) Series 2008 1.65%, 04/01/2043(j)	2,250	2,250,000
Washington State Housing Finance Commission (West Valley Nursing Homes, Inc.) Series 2000 1.65%, 10/01/2031(j)	250	250,000

		2,500,000

Wisconsin – 0.2%
Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.) Series 2008-B 1.21%, 12/01/2033(j)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $52,899,807)		52,898,271

Total Municipal Obligations (cost $405,289,734)		391,423,477

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.4%
Agency CMBS – 0.5%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	152	154,208
Series 2021-2, Class A 3.75%, 03/25/2035	984	983,675
Series 2021-2, Class X 0.823%, 03/25/2035(k)	982	53,799
Series 2021-3, Class A 3.25%, 08/20/2036	246	227,606
Series 2021-3, Class X 0.788%, 08/20/2036(k)	982	54,772
Federal Home Loan Mortgage Corp. Series 2022-ML13, Class XUS 0.983%, 09/25/2036(k)	1,197	86,437
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	278	262,114
Series 2021-1, Class X 0.726%, 12/20/2035(k)	978	49,227

		1,871,838

	Principal Amount (000)	U.S. $ Value

Non-Agency Fixed Rate CMBS – 0.8%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033	$193	$186,119
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	206	207,770
Series 2022-1, Class A 4.375%, 09/20/2036	1,986	1,990,361
Series 2022-2, Class A 4.00%, 10/20/2036	996	965,033
Series 2022-2, Class X 0.719%, 10/01/2036(k)	996	52,006

		3,401,289

Non-Agency Floating Rate CMBS – 0.1%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 5.46% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (b)	250	236,780
DBWF Mortgage Trust Series 2018-GLKS, Class A 5.60% (LIBOR 1 Month + 1.13%), 12/19/2030(a) (b)	275	269,310

		506,090

Total Commercial Mortgage-Backed Securities (cost $5,807,537)		5,779,217

CORPORATES - NON-INVESTMENT GRADE – 1.0%
Industrial – 0.9%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	309	241,517
DISH DBS Corp. 5.25%, 12/01/2026(b)	240	206,796
5.75%, 12/01/2028(b)	250	205,043

		653,356

Communications - Telecommunications – 0.0%
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(c) (l) (m)	275	0

Consumer Cyclical - Entertainment – 0.5%
Carnival Corp. 4.00%, 08/01/2028(b)	400	344,812
Royal Caribbean Cruises Ltd. 8.25%, 01/15/2029(b)	725	757,429
Wild Rivers Water Park 8.50%, 11/01/2051(l)	1,225	998,889

		2,101,130

Consumer Non-Cyclical – 0.1%
Medline Borrower LP 3.875%, 04/01/2029(b)	350	299,474

	Principal Amount (000)	U.S. $ Value

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(c) (d) (l)	$200	$70,000

Transportation - Airlines – 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(b)	155	152,009
5.75%, 04/20/2029(b)	165	159,733
United Airlines, Inc. 4.375%, 04/15/2026(b)	150	142,488

		454,230

		3,578,190

Utility – 0.1%
Vistra Corp. 7.00%, 12/15/2026(b) (n)	225	211,806

Financials – 0.0%
Insurance – 0.0%
Tower Health Series 2020 4.451%, 02/01/2050	400	189,028

Financial Institutions – 0.0%
Banking – 0.0%
UMB Financial Corp. 10.00%, 01/01/2049(l) (m)	152	150,836

Total Corporates - Non-Investment Grade (cost $4,534,712)		4,129,860

CORPORATES - INVESTMENT GRADE – 0.8%
Industrial – 0.4%
Consumer Cyclical - Entertainment – 0.2%
YMCA of Greater New York 2.303%, 08/01/2026	1,000	906,130

Consumer Cyclical - Other – 0.1%
Las Vegas Sands Corp. 3.20%, 08/08/2024	600	576,702

Consumer Non-Cyclical – 0.1%
Newell Brands, Inc. 4.45%, 04/01/2026	173	164,334
4.875%, 06/01/2025	18	17,588

		181,922

		1,664,754

Financial Institutions – 0.4%
Banking – 0.2%
Bank of New York Mellon Corp. (The) Series H 3.70%, 03/20/2026(n)	100	93,007
Comerica, Inc. 5.625%, 07/01/2025(n)	100	98,307

	Principal Amount (000)	U.S. $ Value

Fifth Third Bancorp Series L 4.50%, 09/30/2025(n)	$100	$96,807
Huntington Bancshares, Inc./OH Series F 5.625%, 07/15/2030(n)	100	98,577
JPMorgan Chase & Co. Series Q 5.15%, 05/01/2023(n)	50	49,676
Truist Financial Corp. Series Q 5.10%, 03/01/2030(n)	100	97,355
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(n)	100	92,113

		625,842

Finance – 0.1%
Air Lease Corp. 3.625%, 04/01/2027	600	564,348

Insurance – 0.1%
Centene Corp. 4.25%, 12/15/2027	232	222,764
Prudential Financial, Inc. 5.625%, 06/15/2043	215	213,749

		436,513

		1,626,703

Total Corporates - Investment Grade (cost $3,582,829)		3,291,457

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Bellemeade Re Ltd. Series 2019-3A, Class M1B 6.106% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (b)	21	21,103
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 8.906% (LIBOR 1 Month + 4.40%), 01/25/2024(a)	77	79,029
Series 2014-C03, Class 2M2 7.406% (LIBOR 1 Month + 2.90%), 07/25/2024(a)	28	28,408
Series 2015-C02, Class 1M2 8.506% (LIBOR 1 Month + 4.00%), 05/25/2025(a)	33	33,259
Series 2016-C01, Class 1M2 11.256% (LIBOR 1 Month + 6.75%), 08/25/2028(a)	84	89,429
Series 2016-C02, Class 1M2 10.506% (LIBOR 1 Month + 6.00%), 09/25/2028(a)	97	102,194

	Principal Amount (000)	U.S. $ Value

Series 2017-C04, Class 2M2 7.356% (LIBOR 1 Month + 2.85%), 11/25/2029(a)	$178	$181,486

Total Collateralized Mortgage Obligations (cost $517,579)		534,908

ASSET-BACKED SECURITIES – 0.1%
Autos - Fixed Rate – 0.0%
CPS Auto Receivables Trust Series 2021-B, Class C 1.23%, 03/15/2027(b)	250	242,866

Other ABS - Fixed Rate – 0.1%
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(b)	114	110,576
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)	197	171,298

		281,874

Total Asset-Backed Securities (cost $560,066)		524,740

COLLATERALIZED LOAN OBLIGATIONS – 0.1%
CLO - Floating Rate – 0.1%
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 5.932% (LIBOR 3 Month + 1.14%), 01/15/2031(a) (b) (cost $250,000)	250	247,542

	Shares

COMMON STOCKS – 0.0%
Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Intelsat Jackson Holdings SA(c) (l) (m)	538	0
Intelsat SA/Luxembourg(c) (l)	2,571	58,920

Total Common Stocks (cost $219,617)		58,920

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(o) (p) (q) (cost $4,909,556)	4,909,556	4,909,556

U.S. $ Value

Total Investments – 101.7% (cost $425,671,630)(r)	$410,899,677
Other assets less liabilities – (1.7)%	(6,809,935)

Net Assets – 100.0%	$404,089,742

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	5.00%	Quarterly	4.29%	USD	5,000	$167,658	$(179,129)	$346,787
CDX-NAIG Series 39, 5 Year Index, 12/20/2027*	1.00	Quarterly	0.71	USD	15,000	206,048	7,935	198,113

						$373,706	$(171,194)	$544,900

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,180	01/15/2025	4.028%	CPI#	Maturity	$28,505	$—	$28,505
USD	4,860	01/15/2026	3.765%	CPI#	Maturity	103,511	—	103,511
USD	3,030	01/15/2027	CPI#	3.323%	Maturity	(103,509)	—	(103,509)
USD	2,760	01/15/2027	CPI#	3.466%	Maturity	(69,943)	(2,972)	(66,971)
USD	1,340	01/15/2027	CPI#	3.320%	Maturity	(46,023)	—	(46,023)
USD	1,110	01/15/2028	1.230%	CPI#	Maturity	188,299	—	188,299
USD	650	01/15/2028	0.735%	CPI#	Maturity	133,568	—	133,568
USD	4,600	01/15/2029	CPI#	3.390%	Maturity	(58,792)	—	(58,792)
USD	3,720	01/15/2029	CPI#	3.331%	Maturity	(65,718)	—	(65,718)
USD	1,680	01/15/2030	1.714%	CPI#	Maturity	247,981	—	247,981
USD	1,680	01/15/2030	1.731%	CPI#	Maturity	245,324	—	245,324
USD	1,600	01/15/2030	1.585%	CPI#	Maturity	255,251	—	255,251
USD	525	01/15/2030	1.572%	CPI#	Maturity	84,381	—	84,381
USD	525	01/15/2030	1.587%	CPI#	Maturity	83,658	—	83,658
USD	1,650	01/15/2031	2.782%	CPI#	Maturity	92,795	—	92,795
USD	1,380	01/15/2031	2.680%	CPI#	Maturity	91,491	—	91,491
USD	1,100	01/15/2031	2.601%	CPI#	Maturity	81,429	—	81,429
USD	920	01/15/2031	2.989%	CPI#	Maturity	32,751	—	32,751
USD	1,990	01/15/2032	CPI#	3.448%	Maturity	42,187	—	42,187
USD	1,420	01/15/2032	CPI#	3.064%	Maturity	(31,992)	—	(31,992)

						$1,335,154	$(2,972)	$1,338,126

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	10,000	01/15/2027	1 Day SOFR	2.711%	Annual	$(318,211)	$—	$(318,211)
USD	10,000	01/15/2027	1 Day SOFR	3.533%	Annual	(14,808)	—	(14,808)
USD	7,500	04/15/2032	2.528%	1 Day SOFR	Annual	431,445	—	431,445
USD	5,000	04/15/2032	2.881%	1 Day SOFR	Annual	144,640	766	143,874
USD	5,000	04/15/2032	3.065%	1 Day SOFR	Annual	77,848	—	77,848
USD	5,000	04/15/2032	3.067%	1 Day SOFR	Annual	77,018	—	77,018
USD	4,300	04/15/2032	2.850%	1 Day SOFR	Annual	124,761	—	124,761
USD	4,000	04/15/2032	2.473%	1 Day SOFR	Annual	240,847	—	240,847
USD	1,600	04/15/2032	3.069%	1 Day SOFR	Annual	19,735	—	19,735
USD	4,500	02/15/2052	1 Day SOFR	3.129%	Annual	100,842	—	100,842

						$884,117	$766	$883,351

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	319	$(77,699)	$(35,281)	$(42,418)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	619	(150,873)	(75,259)	(75,614)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	619	(150,873)	(76,570)	(74,303)
JPMorgan Securities, LLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	1,222	(177,881)	18,835	(196,716)

						$(557,326)	$(168,275)	$(389,051)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	2,000	04/07/2023	SIFMA*	2.655%	Maturity	$29,584	$—	$29,584
Citibank, NA	USD	2,000	01/10/2024	SIFMA*	2.980%	Maturity	—	—	—
Citibank, NA	USD	2,220	10/09/2029	1.125%	SIFMA*	Quarterly	231,264	—	231,264

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	USD	2,000	02/13/2023	SIFMA*	2.000%	Maturity	$(58,618)	$—	$(58,618)
Morgan Stanley Capital Services LLC	USD	2,000	03/15/2023	SIFMA*	2.400%	Maturity	(8,221)	—	(8,221)
Morgan Stanley Capital Services LLC	USD	2,000	03/23/2023	SIFMA*	2.460%	Maturity	(942)	—	(942)
Morgan Stanley Capital Services LLC	USD	2,000	05/15/2023	SIFMA*	3.400%	Maturity	158,274	—	158,274

							$351,341	$—	$351,341

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2023.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2023, the aggregate market value of these securities amounted to $63,274,723 or 15.7% of net assets.

(c)	Non-income producing security.
(d)	Defaulted.
(e)	When-Issued or delayed delivery security.
(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023	07/01/2014	$173,773	$2	0.00%

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.12% of net assets as of January 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/07/2017	$492,608	$500,571	0.12%

(h)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(i)	Defaulted matured security.
(j)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(k)	IO - Interest Only.
(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)	Fair valued by the Adviser.

(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Affiliated investments.
(p)	The rate shown represents the 7-day yield as of period end.
(q)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(r)

As of January 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,499,687 and gross unrealized depreciation of investments was $(19,542,973), resulting in net unrealized depreciation of $(12,043,286).

As of January 31, 2023, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.1% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

FHLMC – Federal Home Loan Mortgage Corporation

ID – Improvement District

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Tax-Aware Fixed Income Opportunities Portfolio

January 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$338,525,206	$—		$338,525,206
Short-Term Municipal Notes	—	52,898,271	—		52,898,271
Commercial Mortgage-Backed Securities	—	5,779,217	—		5,779,217
Corporates - Non-Investment Grade	—	2,910,135	1,219,725	(a)	4,129,860
Corporates - Investment Grade	—	3,291,457	—		3,291,457
Collateralized Mortgage Obligations	—	534,908	—		534,908
Asset-Backed Securities	—	524,740	—		524,740
Collateralized Loan Obligations	—	247,542	—		247,542
Common Stock	—	—	58,920	(a)	58,920
Short-Term Investments	4,909,556	—	—		4,909,556
Liabilities:
Floating Rate Notes(b)	(9,600,000)	—	—		(9,600,000)

Total Investments in Securities	(4,690,444)	404,711,476	1,278,645	(a)	401,299,677
Other Financial Instruments(c):
Assets:
Centrally Cleared Credit Default Swaps	—	373,706	—		373,706
Centrally Cleared Inflation (CPI) Swaps	—	1,711,131	—		1,711,131
Centrally Cleared Interest Rate Swaps	—	1,217,136	—		1,217,136
Interest Rate Swaps	—	419,122	—		419,122
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(375,977)	—		(375,977)
Centrally Cleared Interest Rate Swaps	—	(333,019)	—		(333,019)
Credit Default Swaps	—	(557,326)	—		(557,326)
Interest Rate Swaps	—	(67,781)	—		(67,781)

Total	$ (4,690,444)	$407,098,468	$1,278,645	(a)	$403,686,669

(a)	The Fund held securities with zero market value at period end.

(b)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$564	$73,625	$69,279	$4,910	$148